Fair value measurements	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Fair value measurements
22. Fair value measurements
(1) Definition of fair value hierarchy
In accordance with IFRS, Toyota classifies fair value measurement into the following three levels based on the observability and significance of the inputs used.

Level 1:	Quoted prices in active markets for identical assets or liabilities

Level 2:	Fair value measurement based on inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly

Level 3:	Fair value measurement based on models using unobservable inputs for the assets or liabilities
(2) Method of fair value measurement
The fair value of assets and liabilities is determined using relevant market information and appropriate valuation methods.
The methods and assumptions for measuring the fair value of assets and liabilities are as follows;
(i) Cash and cash equivalents -
Cash equivalents include money market funds and other investments with original maturities of three months or less. In the normal course of business, substantially all cash and cash equivalents and time deposits are highly liquid and are carried at amounts which approximate fair value due to their short duration.
(ii) Trade accounts and other receivables and Trade accounts and other payables -
These receivables and payables are carried at amounts which approximate fair value due to their short duration.
(iii) Receivables related to financial services -
The fair values of receivables related to financial services are estimated by discounting expected cash flows to present value using internal assumptions, including prepayment speeds, expected credit losses and collateral value.

As unobservable inputs are utilized, the fair value of receivables related to financial services are classified as Level 3.
(iv) Other financial assets -
(Public and corporate bonds)
Public and corporate bonds include government bonds. Japanese bonds and foreign bonds, including U.S., European and other bonds, represent
17% and 83% (as of April 1, 2019), 20% and 80% (as of March 31, 2020) and 28% and 72% (as of March 31, 2021) of public and corporate bonds, respectively.
Toyota uses primarily quoted market prices for identical assets to measure the fair value of these securities.
(Stocks)
Listed stocks
on the Japanese stock markets represent 92% (as of April 1, 2019), 90% (as of March 31, 2020) and 89% (as of March 31, 2021) of stocks that Toyota holds. Toyota uses primarily quoted market prices for identical assets to measure fair value of these securities. Therefore, stocks with an active market are classified as Level 1.
Fair value of stocks with no active market is measured by using market approach or other appropriate methods. Therefore, stocks with no active market are thus classified as Level 3.
Price book-value ratios (“PBR”) of comparable companies and discount ratios of discounted cash flow valuation method and others are the significant unobservable inputs relating to the fair value measurement of stocks classified as Level 3. The fair value increases (decreases) as PBR of a comparable company rises (declines) or the discount rate declines (rises). The estimated increase or decrease in fair value of stocks if the unobservable inputs were to be replaced by other reasonable alternative assumptions are not significant.
These estimates are based on valuation methods that are considered appropriate in each case. The significant assumptions involved in the estimations include observable market information as well as the financial condition and future prospects and trends of the investee and the outcome of the referenced transactions. Due to the uncertain nature of these assumptions or by using different assumptions and estimates, the fair value may be impacted materially.
The shares classified as Level 3 are measured by the responsible department using quarterly available information in accordance with Toyota’s consolidated financial accounting policies and reported to the supervisors along with the basis of the change in fair value.
(v) Derivative financial instruments -
Toyota employs derivative financial instruments, including foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements and interest rate options to manage its exposure to fluctuations in interest rates and foreign currency exchange rates. Toyota primarily estimates the fair value of derivative financial instruments using industry-standard valuation models that require observable inputs including interest rates and foreign exchange rates, and the contractual terms. The usage of these models does not require significant judgment to be applied. These derivative financial instruments are classified as Level 2. In other certain cases when market data is not available, key inputs to the fair value measurement include quotes from counterparties, and other market data. Toyota assesses the reasonableness of changes of the quotes using observable market data. These derivative financial instruments are classified as Level 3. Toyota’s derivative fair value measurements consider assumptions about counterparty and Toyota’s own non-performance
risk, using such as credit default probabilities.

(vi) Short-term and long-term debt -
The fair values of short-term and long-term debt including the current portion, except for secured loans provided by securitization transactions using special-purpose entities, are estimated based on the discounted amounts of future cash flows using Toyota’s current borrowing rates for similar liabilities. As these inputs are observable, the fair value of these debts are classified as Level 2.
The fair values of the secured loans entered into in connection with securitization transactions are estimated based on current market rates and credit spreads for debt with similar maturities. Internal assumptions including prepayment speeds and expected credit losses are used to estimate the timing of cash flows to be paid on the underlying securitized assets. As these valuations utilize unobservable inputs, the fair value of these secured loans are classified as Level 3.
(3) Financial instrument measured at fair value on recurring basis
The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis. Transfers between levels of the fair value are recognized anually at each fiscal year end:

	Yen in millions
	Transition date April 1, 2019
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	19,209	25,047	15,171	59,426
Stocks	—	—	110,991	110,991
Derivative financial instruments	—	200,256	77	200,333
Other	182,470	103,989	—	286,459

Total	201,678	329,292	126,239	657,209

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	4,359,335	1,427,428	19,739	5,806,502
Stocks	2,155,236	—	177,389	2,332,625
Other	6,920	469	—	7,388

Total	6,521,490	1,427,897	197,218	8,146,515

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Derivative financial instruments	—	(231,915)	—	(231,915)

Total	—	(231,915)	—	(231,915)

	Yen in millions
	March 31, 2020
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	17,676	28,203	12,831	58,711
Stocks	—	—	149,905	149,905
Derivative financial instruments	—	503,826	—	503,826
Other	188,122	98,060	—	286,182

Total	205,798	630,090	162,737	998,625

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	3,197,097	2,155,491	20,099	5,372,687
Stocks	1,895,189	—	220,547	2,115,736
Other	5,964	27,104	—	33,067

Total	5,098,250	2,182,595	240,646	7,521,491

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Derivative financial instruments	—	(437,369)	—	(437,369)

Total	—	(437,369)	—	(437,369)

	Yen in millions
	March 31, 2021
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	22,926	28,269	8,406	59,600
Stocks	—	—	317,101	317,101
Derivative financial instruments	—	282,364	—	282,364
Other	366,570	123,255	—	489,824

Total	389,495	433,887	325,506	1,148,889

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	3,075,042	2,981,239	19,218	6,075,498
Stocks	2,623,964	—	321,816	2,945,780
Other	7,986	—	—	7,986

Total	5,706,991	2,981,239	341,034	9,029,264

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Derivative financial instruments	—	(425,980)	—	(425,980)

Total	—	(425,980)	—	(425,980)

(4) Changes in financial instruments classified as Level 3 and measured at fair value on recurring basis
The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended March 31, 2020 and 2021:

	Yen in millions
	For the year ended March 31, 2020
	Public and corporate bonds	Stocks	Derivative financial instruments	Total
Balance at beginning of year	34,910	288,380	77	323,366
Total gains (losses)
Net income (loss)	(932)	(2,507)	—	(3,439)
Other comprehensive income (loss)	—	13,822	—	13,822
Purchases and issuances	7,284	157,643	—	164,927
Sales and settlements	(8,770)	(1,184)	(77)	(10,031)
Transfer from Level 3	—	(61,008)	—	(61,008)
Others	439	(24,693)	—	(24,254)

Balance at end of year	32,931	370,452	—	403,383

Unrealized gains or losses included in profit or loss on assets held at March 31	(815)	(2,507)	—	(3,322)

Total	(815)	(2,507)	—	(3,322)

	Yen in millions
	For the year ended March 31, 2021
	Public and corporate bonds	Stocks	Derivative financial instruments	Total
Balance at beginning of year	32,931	370,452	—	403,383
Total gains (losses)
Net income (loss)	980	162,055	—	163,035
Other comprehensive income (loss)	—	72,014	—	72,014
Purchases and issuances	316	58,578	—	58,894
Sales and settlements	(5,223)	(497)	—	(5,720)
Transfer from Level 3	(2,760)	—	—	(2,760)
Others	1,380	(23,686)	—	(22,306)

Balance at end of year	27,623	638,917	—	666,540

Unrealized gains or losses included in profit or loss on assets held at March 31	983	162,055	—	163,038

Total	983	162,055	—	163,038

“Net income (loss)” in public and corporate bonds, stocks and derivative financial instruments, other than transactions related to financial services, are each included in “Other finance income” and “Other financial costs” in the accompanying consolidated statement of income. Transactions related to financial services are included in each of “Financial services” and “Cost of financial services” in the consolidated statement of income.
In the reconciliation table above, derivative financial instruments are presented as net of assets and liabilities. “Other” includes currency translation adjustments for the year ended March 31, 2020 and 2021.
Transfer from Level 3 recognized in the year ended March 31, 2020 is due to the listing of investees.

(5) Financial assets and liabilities measured at amortized cost
The following table summarizes the carrying amount and the fair value of financial assets and liabilities measured on an amortized cost basis:

	Yen in millions
	Transition date April 1, 2019
		Fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Receivables related to financial services	16,938,395	—	—	17,167,354	17,167,354
Interest-bearing liabilities
Long-term debt (Including current portion)	14,785,662	—	12,805,942	1,833,623	14,639,565

	Yen in millions
	March 31, 2020
		Fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Receivables related to financial services	17,039,401	—	—	17,235,037	17,235,037
Interest-bearing liabilities
Long-term debt (Including current portion)	15,237,740	—	13,128,224	1,966,646	15,094,870

	Yen in millions
	March 31, 2021
		Fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Receivables related to financial services	19,205,715	—	—	19,939,810	19,939,810
Interest-bearing liabilities
Long-term debt (Including current portion)	20,718,142	—	17,749,022	3,244,912	20,993,934
Of financial assets and liabilities that are measured on an amortized cost basis, those with carrying values that approximate fair value are excluded from the table above.